Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Changes in carrying amounts of goodwill
The following table provides details about the changes in the carrying amounts of goodwill for the years ended December 31, 2023 and 2022. BCE’s groups of CGUs for purposes of goodwill impairment testing correspond to our reporting segments.

	NOTE	BELL CTS	BELL MEDIA	BCE

Balance at January 1, 2022		7,626	2,946	10,572
Acquisitions	4	334	—	334
Balance at December 31, 2022		7,960	2,946	10,906
Acquisitions, disposition and other	4	139	(81)	58
Reclassified to assets held for sale	16	—	(22)	(22)
Balance at December 31, 2023		8,099	2,843	10,942

Key assumptions used to estimate the recoverable amounts
The following table shows the key assumptions used to estimate the recoverable amounts of our groups of CGUs.

	ASSUMPTIONS USED
	PERPETUITY	DISCOUNT
GROUPS OF CGUs	GROWTH RATE	RATE
Bell CTS	1.5%	7.0%
Bell Media	0.7%	10.2%